Short-Term Debt	12 Months Ended
Dec. 31, 2022
Short-Term Debt Disclosure [Abstract]
Short-Term Debt	Short-Term DebtAs at December 31, 2022, Teekay Tankers Chartering Pte. Ltd. (or TTCL), a wholly-owned subsidiary of the Company, had a working capital loan facility (or the Working Capital Loan), which provided for aggregate borrowings up to $80.0 million. The amount available for drawdown is limited to a percentage of certain receivables and accrued revenue, which is assessed on a weekly basis. As at December 31, 2022, the next maturity date of the Working Capital Loan is in May 2023. The Working Capital Loan maturity date is continually extended for further periods of six months thereafter unless and until the lender gives notice in writing that no further extensions shall occur. Proceeds of the Working Capital Loan are used to provide working capital in relation to certain vessels subject to the RSAs. Interest payments are based on the Secured Overnight Financing Rate (or SOFR) plus a margin of 2.85% (December 31, 2021 - based on LIBOR plus a margin of 3.5%). The Working Capital Loan is collateralized by the assets of TTCL. The Working Capital Loan requires the Company to maintain its paid-in capital contribution under the RSAs and the retained distributions of the RSA counterparties in an amount equal to the greater of (a) an amount equal to the minimum average capital contributed by the RSA counterparties per vessel in respect of the RSA (including cash, bunkers or other working capital contributions and amounts accrued to the RSA counterparties but unpaid) and (b) a minimum capital contribution ranging from $20.0 million to $30.0 million based on the amount borrowed. As at December 31, 2022, $nil (December 31, 2021 - $25.0 million) was owing under this facility, the aggregate available borrowings were $80.0 million (December 31, 2021 - $45.4 million), and the interest rate on the facility was 7.2% (December 31, 2021 - 3.6%). As at December 31, 2022, the Company was in compliance with all covenants in respect of this facility.